Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations
	2017	2016
Discount rate	7.6%	6.7%
Salary scale	5%	5%
Inflation rate	3.5%	3.5%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability (asset) in the consolidated statements of financial position as of December 31, 2017 and 2016, is presented as follows:

	Pensions		Seniority Premiums		2017
Vested benefit obligations	Ps.	394,788	Ps.	324,400	Ps.	719,188
Unvested benefit obligations	1,579,238		120,727		1,699,965

Defined benefit obligations	1,974,026		445,127		2,419,153
Fair value of plan assets	1,240,732		462,326		1,703,058

Underfunded (overfunded) status of the plan assets	733,294		(17,199)		716,095

Post-employment benefit liability (asset)	Ps.	733,294	Ps.	(17,199)	Ps.	716,095

	Pensions		Seniority Premiums		2016
Vested benefit obligations	Ps.	332,024	Ps.	321,391	Ps.	653,415
Unvested benefit obligations	1,734,605		126,215		1,860,820

Defined benefit obligations	2,066,629		447,606		2,514,235
Fair value of plan assets	1,381,896		611,866		1,993,762

Underfunded (overfunded) status of the plan assets	684,733		(164,260)		520,473

Post-employment benefit liability (asset)	Ps.	684,733	Ps.	(164,260)	Ps.	520,473

Schedule of net periodic pension and seniority premium cost

	2017		2016
Service cost	Ps.	132,055	Ps.	125,952
Interest cost	149,100		144,465
Prior service cost for plan amendments	2,405		(195,396)
Interest of assets	(124,655)		(128,365)

Net cost	Ps.	158,905	Ps.	(53,344)

Schedule of defined benefit obligations, plan assets and funded status

	Pensions		Seniority Premiums		2017		2016
Defined benefit obligations:
Beginning of year	Ps.	2,066,629	Ps.	447,606	Ps.	2,514,235	Ps.	2,471,725
Service cost	83,246		48,809		132,055		125,952
Interest cost	120,737		28,363		149,100		144,465
Benefits paid	(307,645)		(261,845)		(569,490)		(244,560)
Remeasurement of post-employment benefit obligations	11,059		179,789		190,848		212,049
Past service cost	—		2,405		2,405		(195,396)

End of year	1,974,026		445,127		2,419,153		2,514,235

Fair value of plan assets:
Beginning of year	1,381,896		611,866		1,993,762		2,064,546
Remeasurement return on plan assets	85,430		39,225		124,655		128,365
Remeasurement of post-employment benefit obligations	(73,870)		(19,939)		(93,809)		(70,471)
Benefits paid	(152,724)		(168,826)		(321,550)		(128,678)

End of year	1,240,732		462,326		1,703,058		1,993,762

Unfunded (overfunded) status of the plan assets	Ps.	733,294	Ps.	(17,199)	Ps.	716,095	Ps.	520,473

Schedule of post-employment benefits

The changes in the net post-employment liability (asset) in the consolidated statements of financial position as of December 31, 2017 and 2016, are as follows:

	Pensions		Seniority Premiums		2017		2016

Beginning of net post-employment liability (asset)	Ps.	684,733	Ps.	(164,260)	Ps.	520,473	Ps.	407,179
Net periodic cost	118,553		40,352		158,905		(53,344)
Remeasurement of post-employment benefits	84,929		199,728		284,657		282,520
Benefits paid	(154,921)		(93,019)		(247,940)		(115,882)

Ending net post-employment liability (asset)	Ps.	733,294	Ps.	(17,199)	Ps.	716,095	Ps.	520,473

The post-employment benefits as of December 31, 2017 and 2016 and remeasurements adjustments for the years ended December 31, 2017 and 2016, are summarized as follows:

	2017		2016
Pensions:
Defined benefit obligations	Ps.	1,974,026	Ps.	2,066,629
Plan assets	1,240,732		1,381,896
Unfunded status of plans	733,294		684,733
Remeasurements adjustments(1)	84,929		181,161

Seniority premiums:
Defined benefit obligations	Ps.	445,127	Ps.	447,606
Plan assets	462,326		611,866
Unfunded status of plans	(17,199)		(164,260)
Remeasurements adjustments(1)	199,728		101,359

(1)	On defined benefit obligations and plan assets.

Schedule of plan asset allocation

	2017	2016

Equity securities(1)	29.6%	28.2%
Fixed rate instruments	70.4%	71.8%

Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2017 and 2016, are shares of the Company held by the trust with a fair value of Ps.227,004 and Ps.265,599, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Balance as of December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)		Internal Models with Significant Observable Inputs (Level 2)		Internal Models with Significant Unobservable Inputs (Level 3)
Common Stocks(1)	Ps.	227,004	Ps.	227,004	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments)(2)	300,549		300,549		—		—
Money market securities(3)	912,626		912,626		—		—
Other equity securities	262,879		262,879		—		—

Total investment assets	Ps.	1,703,058	Ps.	1,703,058	Ps.	—	Ps.	—

	Balance as of December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)		Internal Models with Significant Observable Inputs (Level 2)		Internal Models with Significant Unobservable Inputs (Level 3)
Common Stocks(1)	Ps.	265,599	Ps.	265,599	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments)(2)	434,323		434,323		—		—
Money market securities(3)	1,013,674		1,013,674		—		—
Other equity securities	280,166		280,166		—		—

Total investment assets	Ps.	1,993,762	Ps.	1,993,762	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.

(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.

(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans
	2017	2016
Seniority Premiums	7.9 years	14.5 years
Pensions	9.7 years	12.3 years